Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 09/15/2020	$16,000,000	$16,093,125
1.625%, 10/15/2020	40,000,000	40,323,437
2.625%, 11/15/2020	20,000,000	20,317,188
1.875%, 12/15/2020	132,000,000	133,670,625
2.000%, 01/15/2021	75,000,000	76,148,437
2.250%, 02/15/2021	15,000,000	15,284,766
2.375%, 03/15/2021	45,000,000	45,984,375
Total U.S. Treasury Securities (Cost $344,139,575)		347,821,953	22.1%

Other Government Related Securities
Industrial Bank of Korea,
2.363%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,008,120
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	5,000,000	5,000,000
Syngenta Finance NV,
3.698%, 04/24/2020 (1)(2)	9,060,000	9,042,574
Total Other Government Related Securities (Cost $18,062,672)		18,050,694	1.1%

Corporate Bonds
Industrials
AbbVie, Inc.,
2.500%, 05/14/2020	6,196,000	6,196,430
Anglo American Capital PLC,
4.125%, 04/15/2021 (1)(2)	11,300,000	11,134,612
AT&T, Inc.:
2.450%, 06/30/2020	4,700,000	4,697,196
2.781%, 07/15/2021 (3 Month LIBOR USD + 0.950%) (3)	3,000,000	2,931,553
1.964%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	5,572,212
AutoNation, Inc.,
3.350%, 01/15/2021	378,000	376,101
BAE Systems Holdings, Inc.,
2.850%, 12/15/2020 (2)	3,900,000	3,888,290
Bayer US Finance II LLC,
1.846%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	2,977,416
Becton Dickinson and Co.:
2.404%, 06/05/2020	6,561,000	6,540,577
3.250%, 11/12/2020	3,653,000	3,650,107
2.250%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	3,224,000	3,115,190
Broadcom, Inc.,
3.125%, 04/15/2021 (2)	10,742,000	10,625,025
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	9,298,000	9,374,993
Campbell Soup Co.,
1.371%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,139,042
Charter Communications Operating LLC,
3.579%, 07/23/2020	1,425,000	1,420,566
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.513%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,496,033
Cigna Corp.,
1.493%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	1,920,000
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	2,400,000	2,401,200
CNH Industrial Capital LLC,
4.375%, 11/06/2020	11,550,000	11,441,256
Colonial Pipeline Co.,
3.500%, 10/15/2020 (2)	3,000,000	2,988,467
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	11,585,000	11,537,945
Conagra Brands, Inc.:
1.820%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	1,855,000	1,829,171
2.552%, 10/22/2020 (3 Month LIBOR USD + 0.750%) (3)	1,564,000	1,547,448
CRH America, Inc.,
5.750%, 01/15/2021	1,000,000	1,027,972
CVS Health Corp.,
1.719%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,331,350
Daimler Finance North America LLC:
3.100%, 05/04/2020 (2)	2,000,000	1,996,524
2.200%, 05/05/2020 (2)	1,243,000	1,239,317
2.133%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,378,922
3.000%, 02/22/2021 (2)	2,800,000	2,721,078
2.563%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	2,970,911
Delta Air Lines, Inc.,
2.600%, 12/04/2020	3,515,000	3,356,921
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021 (2)	10,000,000	9,997,802
Discovery Communications LLC,
2.800%, 06/15/2020	2,100,000	2,095,086
Dollar Tree, Inc.,
2.536%, 04/17/2020 (3 Month LIBOR USD + 0.700%) (3)	3,779,000	3,778,195
DR Horton, Inc.,
2.550%, 12/01/2020	1,775,000	1,750,296
DuPont de Nemours, Inc.,
2.402%, 11/15/2020 (3 Month LIBOR USD + 0.710%) (3)	5,222,000	5,184,689
Family Dollar Stores, Inc.,
5.000%, 02/01/2021	905,000	897,708
Florida Gas Transmission Co. LLC,
5.450%, 07/15/2020 (2)	4,210,000	4,231,447
Ford Motor Credit Co. LLC:
1.574%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	1,940,669
2.425%, 06/12/2020	675,000	656,437
5.085%, 01/07/2021	350,000	341,145
5.750%, 02/01/2021	5,200,000	5,044,000
3.336%, 03/18/2021	1,700,000	1,631,660
Fresenius US Finance II, Inc.,
4.250%, 02/01/2021 (2)	1,250,000	1,255,840
General Electric Co.:
4.375%, 09/16/2020	360,000	360,208
4.625%, 01/07/2021	8,475,000	8,500,110
General Mills, Inc.,
2.383%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,407,458
General Motors Co.,
1.796%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,353,697
General Motors Financial Co., Inc.:
2.650%, 04/13/2020	3,052,000	3,049,630
2.778%, 04/13/2020 (3 Month LIBOR USD + 0.930%) (3)	2,700,000	2,694,303
2.450%, 11/06/2020	4,200,000	4,075,596
4.200%, 03/01/2021	1,815,000	1,746,751
Global Payments, Inc.,
3.800%, 04/01/2021	5,990,000	6,027,519
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	2,668,000	2,691,352
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	2,672,000	2,675,236
1.464%, 03/12/2021 (3 Month LIBOR USD + 0.680%) (3)	5,000,000	4,837,915
Hillshire Brands Co.,
4.100%, 09/15/2020	2,525,000	2,518,666
Hyundai Capital America:
3.000%, 10/30/2020 (2)	630,000	629,766
3.450%, 03/12/2021 (2)	1,905,000	1,903,574
Hyundai Capital America, Inc.:
2.708%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	2,999,764
2.292%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,765,530
Ingredion, Inc.,
4.625%, 11/01/2020	4,000,000	4,002,432
International Business Machines Corp.,
2.107%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,400,000	6,322,930
International Flavors & Fragrances, Inc.,
3.400%, 09/25/2020	5,150,000	5,173,112
JD.com, Inc.,
3.125%, 04/29/2021 (1)	8,945,000	8,960,743
Kinder Morgan Energy Partners LP:
6.500%, 04/01/2020	3,983,000	3,983,000
5.800%, 03/01/2021	1,600,000	1,610,872
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (2)	3,115,000	3,098,262
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	757,000	751,375
2.304%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	3,937,000	3,723,932
3.375%, 06/15/2021	4,423,000	4,431,747
L3Harris Technologies, Inc.:
2.250%, 04/30/2020 (3 Month LIBOR USD + 0.480%) (3)	2,050,000	2,047,145
4.950%, 02/15/2021 (2)	6,856,000	7,003,135
Lennar Corp.,
2.950%, 11/29/2020	3,000,000	2,925,000
Magellan Midstream Partners LP,
4.250%, 02/01/2021	13,225,000	13,157,690
Marriott International, Inc.:
2.180%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,468,400
1.649%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	3,300,000	2,820,927
Martin Marietta Materials, Inc.,
2.333%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	2,305,000	2,288,509
Microchip Technology, Inc.,
3.922%, 06/01/2021	10,000,000	9,743,854
MPLX LP,
1.899%, 09/09/2021 (3 Month LIBOR USD + 0.900%) (3)	6,800,000	6,425,559
Mylan NV,
3.150%, 06/15/2021 (1)	5,200,000	5,129,176
Newell Brands, Inc.,
4.700%, 08/15/2020	1,789,000	1,815,362
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	5,150,000	5,119,604
2.550%, 03/08/2021 (2)	3,000,000	2,888,019
1.825%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,669,798
NXP Semiconductors NV,
4.125%, 06/01/2021 (1)(2)	4,610,000	4,651,433
Occidental Petroleum Corp.:
4.850%, 03/15/2021	5,160,000	4,331,773
3.142%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	8,000,000	5,361,252
Penske Truck Leasing Co.,
3.200%, 07/15/2020 (2)	5,695,000	5,666,463
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 (1)	940,000	939,466
Phillips 66,
2.581%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	2,997,358
POSCO,
5.250%, 04/14/2021 (1)(2)	9,116,000	9,394,354
Qualcomm, Inc.,
2.245%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,496,773
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	2,300,000	2,167,443
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	1,780,000	1,602,967
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021	13,400,000	12,998,503
Spirit AeroSystems, Inc.,
1.541%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,808,446
Sunoco Logistics Partners Operations LP,
4.400%, 04/01/2021	4,500,000	4,485,654
Telefonica Emisiones SA:
5.134%, 04/27/2020 (1)	3,000,000	3,000,212
5.462%, 02/16/2021 (1)	8,643,000	8,763,366
Textron, Inc.,
2.284%, 11/10/2020 (3 Month LIBOR USD + 0.550%) (3)	1,410,000	1,410,067
Time Warner Cable LLC,
4.125%, 02/15/2021	6,983,000	7,003,642
Tyco Electronics Group SA,
1.764%, 06/05/2020 (3 Month LIBOR USD + 0.450%) (1)(3)	5,000,000	4,972,900
Tyson Foods, Inc.,
2.130%, 06/02/2020 (3 Month LIBOR USD + 0.550%) (3)	1,945,000	1,940,108
Verizon Communications, Inc.,
2.792%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	3,646,093
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	13,450,000	13,535,244
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	2,225,000	2,217,502
2.653%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	5,871,594
Vulcan Materials Co.,
2.230%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	8,884,092
Wabtec Corp.,
2.041%, 09/15/2021 (3 Month LIBOR USD + 1.300%) (3)	3,800,000	3,688,553
Williams Companies, Inc.,
4.125%, 11/15/2020	2,700,000	2,669,076
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	11,200,000	11,200,000
Total Industrials (Cost $519,106,777)		477,130,791	30.3%

Utilities
EDP Finance BV,
5.250%, 01/14/2021 (1)(2)	1,180,000	1,213,408
Exelon Corp.:
5.150%, 12/01/2020	1,260,000	1,265,767
2.450%, 04/15/2021	6,615,000	6,557,147
Progress Energy, Inc.,
4.400%, 01/15/2021	1,351,000	1,361,015
PSEG Power LLC,
5.125%, 04/15/2020	2,000,000	2,000,779
Total Utilities (Cost $12,543,824)		12,398,116	0.8%

Financials
ABN AMRO Bank NV,
2.208%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	971,861
AerCap Holdings NV:
4.250%, 07/01/2020 (1)	1,571,000	1,549,784
4.625%, 10/30/2020 (1)	8,711,000	8,450,124
Bank of America Corp.:
2.083%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,920,737
1.866%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	3,801,720
Barclays Bank PLC,
5.140%, 10/14/2020 (1)	4,012,000	3,965,066
Barclays PLC:
2.875%, 06/08/2020 (1)	2,200,000	2,190,934
3.250%, 01/12/2021 (1)	2,720,000	2,701,749
BB&T Corp.,
1.311%, 06/15/2020 (3 Month LIBOR USD + 0.570%) (3)	791,000	788,584
BBVA USA:
5.500%, 04/01/2020	1,738,000	1,738,000
1.498%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,609,582
Capital One Financial Corp.,
2.473%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,697,808
Citibank NA,
2.295%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	6,764,053
Citizens Bank NA,
2.424%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,413,033
Credit Agricole CIB,
2.062%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	3,938,191
Credit Agricole SA,
1.866%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	997,434
Credit Suisse,
3.450%, 04/16/2021 (1)	4,150,000	4,176,239
Credit Suisse Group Funding Guernsey Ltd.,
3.125%, 12/10/2020 (1)	4,520,000	4,515,468
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	3,195,000	3,132,273
2.818%, 07/13/2020 (3 Month LIBOR USD + 0.970%) (1)(3)	3,226,000	3,179,003
2.950%, 08/20/2020 (1)	5,083,000	5,037,052
Discover Bank:
7.000%, 04/15/2020	7,000,000	7,005,810
3.100%, 06/04/2020	2,810,000	2,805,785
First Horizon National Corp.,
3.500%, 12/15/2020	8,794,000	8,706,064
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	4,512,000	4,436,134
Goldman Sachs Group, Inc.:
6.000%, 06/15/2020	4,000,000	4,024,080
1.941%, 09/15/2020 (3 Month LIBOR USD + 1.200%) (3)	6,990,000	6,984,950
3.449%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,238,335
HSBC Holdings PLC:
2.292%, 05/18/2021 (3 Month LIBOR USD + 0.600%) (1)(3)	3,000,000	2,938,601
3.339%, 05/25/2021 (3 Month LIBOR USD + 1.660%) (1)(3)	5,000,000	4,955,809
1.434%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	2,000,000	1,955,338
International Lease Finance Corp.,
8.250%, 12/15/2020	1,575,000	1,563,165
Jefferies Group LLC,
6.875%, 04/15/2021	900,000	906,170
JPMorgan Chase & Co.,
1.499%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	2,884,500
KEB Hana Bank,
2.625%, 04/06/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	3,000,360
Lloyds Bank PLC,
2.232%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,452,788
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	3,971,000	4,097,980
Macquarie Group Ltd.,
6.250%, 01/14/2021 (1)(2)	9,179,000	9,365,503
Marsh & McLennan Companies, Inc.,
2.575%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,006,388
Mitsubishi UFJ Financial Group, Inc.,
2.444%, 07/26/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	5,981,000	5,732,112
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	3,600,000	3,600,593
3.318%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,468,718
Morgan Stanley,
2.999%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	2,500,000	2,487,125
National Bank of Canada,
1.344%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	3,990,438
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	4,262,000	4,310,867
Nordea Bank AB,
4.875%, 05/13/2021 (1)(2)	4,925,000	5,015,696
PNC Bank NA,
1.429%, 12/09/2022 (3 Month LIBOR USD + 0.430%) (3)	8,000,000	7,553,660
Regions Bank,
2.207%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,406,032
Royal Bank of Scotland PLC,
5.625%, 08/24/2020 (1)	8,200,000	8,198,340
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 (1)	3,338,000	3,330,201
Santander UK PLC:
2.500%, 01/05/2021 (1)	2,000,000	1,946,085
2.352%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,671,551
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	3,500,000	3,444,642
2.096%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	5,000,000	4,798,551
2.969%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	2,896,290
Stifel Financial Corp.,
3.500%, 12/01/2020	2,000,000	1,960,192
SunTrust Banks, Inc.,
2.282%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,400,000	8,191,380
Svenska Handelsbanken AB,
2.153%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,627,718
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	1,750,000	1,748,747
Toronto-Dominion Bank,
3.250%, 06/11/2021 (1)	10,000,000	10,206,661
UBS Group Funding Switzerland AG:
2.644%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	495,904
3.293%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	2,450,000	2,387,278
Wells Fargo Bank NA:
2.306%, 07/23/2021 (3 Month LIBOR USD + 0.500%) (3)	3,000,000	2,924,487
1.659%, 09/09/2022 (3 Month LIBOR USD + 0.660%) (3)	8,150,000	7,821,007
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	5,225,000	5,353,953
Total Financials (Cost $260,763,961)		255,434,683	16.2%
Total Corporate Bonds (Cost $792,414,562)		744,963,590	47.3%

Municipal Bonds
Berks County Municipal Authority,
1.550%, 05/15/2022 (Callable 04/01/2020) (4)	1,170,000	1,170,000
New Jersey Economic Development Authority,
0.000%, 02/15/2021	8,185,000	8,087,598
Niagara Area Development Corp.,
2.455%, 05/01/2020	1,000,000	1,000,150
Public Finance Authority,
2.750%, 06/01/2020 (Callable 04/21/2020)	1,300,000	1,298,258
Virginia Small Business Financing Authority,
3.000%, 07/01/2050 (Callable 05/01/2020) (2)(4)	2,500,000	2,486,225
Washington Higher Education Facilities Authority:
1.935%, 10/01/2020	500,000	500,735
3.611%, 10/01/2020	1,595,000	1,607,521
Total Municipal Bonds (Cost $16,103,276)		16,150,487	1.0%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 1.267%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	77,278	76,789
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 1.397%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	1,949,876	1,877,469
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 1.727%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	872,482	860,954
Series 2007-HE1, Class A2, 1.097%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	512,879	504,741
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 1.297%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	141,040	140,633
Series 2007-AMC4, Class A2C, 1.117%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	263,563	259,521
Countrywide Asset-Backed Certificates,
Series 2006-23, Class 2A3, 1.117%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	2,656,805	2,616,962
GSAMP Trust:
Series 2005-WMC2, Class A2C, 1.647%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	538,196	530,895
Series 2006-HE4, Class A2C, 1.097%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	907,831	892,944
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 1.257%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	1,505,134	1,456,576
Series 2006-3, Class 1A1, 1.147%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	908,103	898,991
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4, 1.107%, 06/25/2036 (1 Month LIBOR USD + 0.160%) (3)	7,256	7,243
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	29,687	28,692
Mill City Mortgage Trust,
Series 2015-1, Class A3, 3.000%, 06/25/2056 (2)(4)	5,606,555	5,575,173
New Century Home Equity Loan Trust,
Series 2005-2, Class M2, 1.622%, 06/25/2035 (1 Month LIBOR USD + 0.675%) (3)	448,863	447,530
Popular ABS Mortgage Pass-Through Trust:
Series 2005-B, Class M2, 1.607%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	296,733	295,085
Series 2006-C, Class A4, 1.197%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	764,144	752,131
RAMP Series Trust,
Series 2007-RZ1, Class A2, 1.107%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	758,610	750,055
RASC Series Trust,
Series 2005-KS11, Class M1, 1.347%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	1,095,285	1,090,703
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 1.127%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	781,704	775,362
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 1.547%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	805,450	777,149
Total Non-U.S. Government Agency Issues (Cost $20,889,887)		20,615,598	1.3%
Total Residential Mortgage-Backed Securities (Cost $20,889,887)		20,615,598	1.3%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	2,688,659	2,689,548
GS Mortgage Securities Trust,
Series 2012-GC6, Class AAB, 3.314%, 01/12/2045	10,544,765	10,595,617
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class ASB, 2.559%, 08/17/2045	4,571,091	4,585,654
Total Non-U.S. Government Agency Issues (Cost $20,889,887)		17,870,819	1.1%
Total Commercial Mortgage-Backed Securities (Cost $20,889,887)		17,870,819	1.1%

Asset Backed Securities
Ally Auto Receivables Trust,
Series 2019-1, Class A2, 2.850%, 03/15/2022	4,396,394	4,401,929
American Express Credit Account Master Trust:
Series 2017-3, Class A, 1.770%, 11/15/2022	2,000,000	1,999,157
Series 2017-6, Class A, 2.040%, 05/15/2023	7,092,000	7,101,218
Bank of The West Auto Trust:
Series 2019-1, Class A2, 2.400%, 10/17/2022 (2)	1,758,255	1,756,078
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	2,500,000	2,523,736
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	1,988,780	1,980,927
BMW Vehicle Owner Trust,
Series 2018-A, Class A3, 2.350%, 04/25/2022	4,888,442	4,892,461
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	5,759,000	5,762,454
Capital One Prime Auto Receivables Trust,
Series 2019-2, Class A2, 2.060%, 09/15/2022	4,943,512	4,922,826
Carmax Auto Owner Trust,
Series 2019-3, Class A2A, 2.210%, 12/15/2022	5,552,488	5,568,609
CarMax Auto Owner Trust:
Series 2016-4, Class A3, 1.400%, 08/16/2021	888,605	886,669
Series 2018-4, Class A2A, 3.110%, 02/15/2022	4,745,241	4,752,287
Chase Issuance Trust:
Series 2015-A4, Class A4, 1.840%, 04/15/2022	4,950,000	4,946,038
Series 2016-A4, Class A4, 1.490%, 07/15/2022	6,500,000	6,484,782
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	11,125,000	11,123,888
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	178,196	180,027
Dell Equipment Finance Trust,
Series 2018-1, Class A2A, 2.970%, 10/22/2020 (2)	68,938	68,906
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.900%, 10/17/2022	6,625,000	6,623,673
Series 2017-A6, Class A6, 1.880%, 02/15/2023	13,390,000	13,374,355
Series 2015-A4, Class A4, 2.190%, 04/17/2023	10,859,000	10,731,928
Ford Credit Auto Lease Trust,
Series 2019-B, Class A2A, 2.280%, 02/15/2022	3,905,163	3,906,981
Ford Credit Auto Owner Trust:
Series 2017-B, Class A4, 1.870%, 09/15/2022	1,250,000	1,239,671
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	10,043,000	9,949,577
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1, Class A1, 2.070%, 05/15/2022	17,065,000	17,045,247
GM Financial Automobile Leasing Trust:
Series 2018-1, Class A3, 2.610%, 01/20/2021	934,933	935,120
Series 2019-1, Class A2A, 2.910%, 04/20/2021	10,665,288	10,666,868
Series 2019-2, Class A2A, 2.670%, 06/21/2021	1,797,572	1,797,574
GM Financial Consumer Automobile Receivables Trust:
Series 2019-2, Class A2A, 2.660%, 06/16/2022	2,124,776	2,121,413
Series 2018-1, Class A3, 2.320%, 07/18/2022	6,861,887	6,880,480
Golden Credit Card Trust,
Series 2017-2A, Class A, 1.980%, 04/15/2022 (1)(2)	20,420,000	20,412,385
Honda Auto Receivables Owner Trust,
Series 2019-2, Class A2, 2.570%, 12/21/2021	8,731,565	8,741,506
HPEFS Equipment Trust,
Series 2019-1A, Class A2, 2.190%, 09/20/2029 (2)	3,000,000	2,974,729
Hyundai Auto Lease Securitization Trust,
Series 2018-B, Class A3, 3.040%, 10/15/2021 (2)	16,216,326	16,171,805
Hyundai Auto Receivables Trust:
Series 2017-A, Class A3, 1.760%, 08/16/2021	348,812	348,854
Series 2019-A, Class A2, 2.670%, 12/15/2021	4,949,913	4,961,778
Series 2017-A, Class A4, 2.090%, 04/17/2023	5,726,000	5,699,661
Mercedes-Benz Auto Lease Trust:
Series 2018-B, Class A2, 3.040%, 12/15/2020	226,150	226,188
Series 2019-A, Class A2, 3.010%, 02/16/2021	6,204,074	6,209,680
Series 2020-A, Class A2, 1.820%, 03/15/2022	4,000,000	4,003,554
Mercedes-Benz Auto Receivables Trust:
Series 2018-1, Class A2A, 2.710%, 04/15/2021	3,846	3,845
Series 2016-1, Class A4, 1.460%, 12/15/2022	3,773,836	3,763,742
MMAF Equipment Finance LLC:
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	471,671	471,194
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	4,262,939	4,249,054
Nissan Auto Lease Trust:
Series 2019-A, Class A2, 2.710%, 07/15/2021	6,873,930	6,892,609
Series 2017-B, Class A4, 2.170%, 12/15/2021	794,541	794,301
Nissan Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.750%, 10/15/2021	6,319,485	6,323,583
Series 2019-A, Class A2A, 2.820%, 01/18/2022	4,335,783	4,346,529
Series 2017-C, Class A3, 2.120%, 04/18/2022	3,466,832	3,468,407
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	6,030,000	5,936,933
Santander Retail Auto Lease Trust:
Series 2017-A, Class A3, 2.220%, 01/20/2021 (2)	231,124	231,022
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	10,000,000	9,991,812
Series 2019-A, Class A2, 2.720%, 01/20/2022 (2)	3,453,777	3,452,272
Series 2018-A, Class A4, 3.060%, 04/20/2022 (2)	5,500,000	5,519,909
Securitized Term Auto Receivables Trust,
Series 2018-2A, Class A2A, 3.060%, 02/25/2021 (1)(2)	146,391	146,350
SoFi Consumer Loan Program LLC:
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	2,846,539	2,793,953
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	899,750	891,925
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	1,148,404	1,094,091
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	1,415,722	1,401,490
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	10,665,315	10,713,328
Toyota Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.760%, 07/15/2021	2,986,948	2,983,690
Series 2017-A, Class A4, 2.100%, 09/15/2022	10,200,000	10,211,450
Verizon Owner Trust:
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	747,605	747,575
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	626,391	624,247
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	8,230,288	8,230,240
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	3,205,000	3,208,993
Volkswagen Auto Lease Trust,
Series 2019-A, Class A2A, 2.000%, 03/21/2022	6,317,000	6,321,018
Volvo Financial Equipment LLC:
Series 2017-1A, Class A4, 2.210%, 11/15/2021 (2)	2,400,000	2,389,587
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	6,351,587	6,344,116
World Financial Network Credit Card Master Trust,
Series 2017-A, Class A, 2.120%, 03/15/2024	3,000,000	2,995,553
World Omni Auto Receivables Trust,
Series 2016-A, Class A4, 1.950%, 05/16/2022	7,000,000	6,900,642
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.830%, 07/15/2021	1,480,739	1,481,975
Series 2019-A, Class A2, 2.890%, 11/15/2021	4,790,276	4,802,019
Total Asset Backed Securities (Cost $355,008,438)		354,102,473	22.5%
Total Long-Term Investments (Cost $1,536,556,857)		1,519,575,614	96.4%

SHORT-TERM INVESTMENTS
Commercial Paper
Banner Health, 1.75%	10,000,000	10,000,433
CommonSpirit Health, 1.22% (5)	18,000,000	17,978,040
		27,978,473	1.8%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (6)	36,381,900	36,381,900
		36,381,900	2.3%
Total Short-Term Investments (Cost $64,346,900)		64,360,373	4.1%
Total Investments (Cost $1,600,903,757)		1,583,935,987	100.5%
Liabilities in Excess of Other Assets		(7,659,818)	(0.5)%
TOTAL NET ASSETS		$1,576,276,169	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2020, the value of these securities total $345,008,962, which represents 21.89% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(5)	Effective yield
(6)	Seven-day yield.

Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$347,821,953	$–	$347,821,953
Other Government Related Securities	–	18,050,694	–	18,050,694
Corporate Bonds	–	744,963,590	–	744,963,590
Municipal Bonds	–	16,150,487	–	16,150,487
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	20,615,598	–	20,615,598
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	17,870,819	–	17,870,819
Asset Backed Securities	–	354,102,473	–	354,102,473
Total Long-Term Investments	–	1,519,575,614	–	1,519,575,614
Short-Term Investments
Commercial Paper	–	27,978,473	–	27,978,473
Money Market Mutual Fund	36,381,900	–	–	36,381,900
Total Short-Term Investments	36,381,900	27,978,473	–	64,360,373
Total Investments	$36,381,900	$1,547,554,087	$–	$1,583,935,987

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.